OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 12,617	$ 12,321
Provision for warranty costs	1,274	1,452
Government authorities	1,612	2,071
Accrued expenses	2,879	3,675
Advanced payments from customers	4,351	1,731
Hedging Liability	281	112
Other	1,034	1,393
Other accounts payable and accrued expenses	$ 24,048	$ 22,755